Derivatives - Offsetting Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Counterparty	Dec. 31, 2015 USD ($)
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Number of master netting agreements supported by primary counterparty's parent guarantee | Counterparty	16
Number of credit support agreements by primary counterparty | Counterparty	15
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	$ 259	$ 296
Net Amounts of Derivative Assets	220	259
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	259	296
Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	39	37
Net Amounts of Derivative Assets	$ 220	$ 259